Shareholder Report	12 Months Ended	58 Months Ended	112 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INDEX TRUST, INC.
Entity Central Index Key	0000858581
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000005457
Shareholder Report [Line Items]
Fund Name	Equity Index 500 Fund
Class Name	Investor Class
Trading Symbol	PREIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Index 500 Fund - Investor Class	$21	0.18%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks produced strong gains for the second consecutive year in 2024, and various equity indexes reached all-time highs during the year. In the final months of the period, equity investors generally welcomed not only looser monetary policy but also the U.S. election results. Former President Donald Trump defeated Vice President Kamala Harris in the presidential election, and Republican victories in the House of Representatives and Senate races gave them majorities in both chambers of Congress.

  Information technology names produced robust results during the period as the sector benefited from strong investor interest in companies expected to benefit from artificial intelligence developments. Semiconductors and semiconductor equipment and hardware companies performed very well during the year, as NVIDIA and Apple were two of the top-performing companies in the portfolio.

  No sectors detracted from absolute returns during the reporting period.

  The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task is not to determine which stocks or sectors may perform best but, rather, to replicate the structure of the S&P 500 Index and closely track its performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Equity Index 500 Fund (Investor Class)	24.78%	14.32%	12.87%
S&P 500 Index (Regulatory/Strategy Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 34,057,034,000	$ 34,057,034,000	$ 34,057,034,000
Holdings Count | Holding	506	506	506
Advisory Fees Paid, Amount	$ 5,627,000
InvestmentCompanyPortfolioTurnover	3.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$34,057,034 Number of Portfolio Holdings506
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	32.2%
Financials	13.6
Consumer Discretionary	11.2
Health Care	10.1
Communication Services	9.4
Industrials & Business Services	8.2
Consumer Staples	5.6
Energy	3.1
Utilities	2.3
Other	4.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apple	7.6%
NVIDIA	6.6
Microsoft	6.3
Amazon.com	4.1
Alphabet	4.0
Meta Platforms	2.6
Tesla	2.3
Broadcom	2.2
Berkshire Hathaway	1.7
JPMorgan Chase	1.4

Updated Prospectus Web Address	www.troweprice.com/paperless
C000159677
Shareholder Report [Line Items]
Fund Name	Equity Index 500 Fund
Class Name	I Class
Trading Symbol	PRUIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Index 500 Fund - I Class	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks produced strong gains for the second consecutive year in 2024, and various equity indexes reached all-time highs during the year. In the final months of the period, equity investors generally welcomed not only looser monetary policy but also the U.S. election results. Former President Donald Trump defeated Vice President Kamala Harris in the presidential election, and Republican victories in the House of Representatives and Senate races gave them majorities in both chambers of Congress.

  Information technology names produced robust results during the period as the sector benefited from strong investor interest in companies expected to benefit from artificial intelligence developments. Semiconductors and semiconductor equipment and hardware companies performed very well during the year, as NVIDIA and Apple were two of the top-performing companies in the portfolio.

  No sectors detracted from absolute returns during the reporting period.

  The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task is not to determine which stocks or sectors may perform best but, rather, to replicate the structure of the S&P 500 Index and closely track its performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
Equity Index 500 Fund (I Class)	24.95%	14.47%	14.27%
S&P 500 Index (Regulatory/Strategy Benchmark)	25.02	14.53	14.34

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Aug. 28, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 34,057,034,000	$ 34,057,034,000	$ 34,057,034,000
Holdings Count | Holding	506	506	506
Advisory Fees Paid, Amount	$ 5,627,000
InvestmentCompanyPortfolioTurnover	3.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$34,057,034 Number of Portfolio Holdings506
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	32.2%
Financials	13.6
Consumer Discretionary	11.2
Health Care	10.1
Communication Services	9.4
Industrials & Business Services	8.2
Consumer Staples	5.6
Energy	3.1
Utilities	2.3
Other	4.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apple	7.6%
NVIDIA	6.6
Microsoft	6.3
Amazon.com	4.1
Alphabet	4.0
Meta Platforms	2.6
Tesla	2.3
Broadcom	2.2
Berkshire Hathaway	1.7
JPMorgan Chase	1.4

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219327
Shareholder Report [Line Items]
Fund Name	Equity Index 500 Fund
Class Name	Z Class
Trading Symbol	TRHZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Index 500 Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. stocks produced strong gains for the second consecutive year in 2024, and various equity indexes reached all-time highs during the year. In the final months of the period, equity investors generally welcomed not only looser monetary policy but also the U.S. election results. Former President Donald Trump defeated Vice President Kamala Harris in the presidential election, and Republican victories in the House of Representatives and Senate races gave them majorities in both chambers of Congress.

  Information technology names produced robust results during the period as the sector benefited from strong investor interest in companies expected to benefit from artificial intelligence developments. Semiconductors and semiconductor equipment and hardware companies performed very well during the year, as NVIDIA and Apple were two of the top-performing companies in the portfolio.

  No sectors detracted from absolute returns during the reporting period.

  The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task is not to determine which stocks or sectors may perform best but, rather, to replicate the structure of the S&P 500 Index and closely track its performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
Equity Index 500 Fund (Z Class)	25.01%	22.60%
S&P 500 Index (Regulatory/Strategy Benchmark)	25.02	22.60

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 34,057,034,000	$ 34,057,034,000	$ 34,057,034,000
Holdings Count | Holding	506	506	506
Advisory Fees Paid, Amount	$ 5,627,000
InvestmentCompanyPortfolioTurnover	3.60%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$34,057,034 Number of Portfolio Holdings506
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	32.2%
Financials	13.6
Consumer Discretionary	11.2
Health Care	10.1
Communication Services	9.4
Industrials & Business Services	8.2
Consumer Staples	5.6
Energy	3.1
Utilities	2.3
Other	4.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apple	7.6%
NVIDIA	6.6
Microsoft	6.3
Amazon.com	4.1
Alphabet	4.0
Meta Platforms	2.6
Tesla	2.3
Broadcom	2.2
Berkshire Hathaway	1.7
JPMorgan Chase	1.4

Updated Prospectus Web Address	www.troweprice.com/paperless